Loans and Allowance for Credit Losses - Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period (Detail)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Benign scenario [member] | Canada [member] | First 12 Months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	3.70%	6.30%
Corporate BBB	1.90%	1.40%
Unemployment rates	4.30%	6.00%
Housing Price Index	(6.70%)	18.20%
Benign scenario [member] | Canada [member] | Remaining Horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.20%	4.00%
Corporate BBB	1.90%	1.80%
Unemployment rates	3.60%	4.80%
Housing Price Index	2.10%	7.10%
Benign scenario [member] | United States [member] | First 12 Months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.40%	7.10%
Corporate BBB	1.80%	0.90%
Unemployment rates	3.20%	4.20%
Housing Price Index	1.60%	14.60%
Benign scenario [member] | United States [member] | Remaining Horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	2.10%	3.20%
Corporate BBB	1.90%	1.30%
Unemployment rates	2.60%	3.00%
Housing Price Index	(0.70%)	5.70%
Base Scenario [member] | Canada [member] | First 12 Months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.50%	4.00%
Corporate BBB	2.40%	1.80%
Unemployment rates	5.90%	6.60%
Housing Price Index	(10.00%)	15.10%
Base Scenario [member] | Canada [member] | Remaining Horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.10%	2.90%
Corporate BBB	2.20%	2.00%
Unemployment rates	6.50%	5.60%
Housing Price Index	(1.00%)	4.00%
Base Scenario [member] | United States [member] | First 12 Months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	0.20%	4.80%
Corporate BBB	2.20%	1.20%
Unemployment rates	4.20%	4.70%
Housing Price Index	(0.90%)	12.30%
Base Scenario [member] | United States [member] | Remaining Horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	1.30%	2.40%
Corporate BBB	2.20%	1.60%
Unemployment rates	4.80%	3.60%
Housing Price Index	(2.60%)	3.80%
Adverse scenario [member] | Canada [member] | First 12 Months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(2.30%)	(2.70%)
Corporate BBB	3.70%	3.60%
Unemployment rates	8.00%	10.80%
Housing Price Index	(13.60%)	(6.40%)
Adverse scenario [member] | Canada [member] | Remaining Horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	0.40%	0.40%
Corporate BBB	3.90%	3.90%
Unemployment rates	9.90%	12.40%
Housing Price Index	(8.00%)	(9.50%)
Adverse scenario [member] | United States [member] | First 12 Months [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	(3.30%)	(1.20%)
Corporate BBB	4.20%	4.20%
Unemployment rates	6.50%	8.50%
Housing Price Index	(7.50%)	(6.10%)
Adverse scenario [member] | United States [member] | Remaining Horizon [member]
Disclosure of detailed information about financial instruments [line items]
Real GDP growth rates	0.60%	0.60%
Corporate BBB	3.90%	3.90%
Unemployment rates	8.40%	10.60%
Housing Price Index	(8.40%)	(7.80%)